Trade payables and other liabilities	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Trade payables and other liabilities	Trade payables and other liabilities

For the year ended December 31	Note	2025	2024
Trade payables and accruals		2,817	2,961
Compensation payable		547	543
Severance and other costs payable		193	157
Commodity taxes payable		118	146
Derivative liabilities	30	76	41
Provisions	27	55	65
Other current liabilities		586	594
Total trade payables and other liabilities		4,392	4,507